Income Taxes - Deferred income taxes (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Investment in P3 LLC	$ 20,684
Net operating loss carryforwards	17,601	$ 6,922
Accrued liabilities	2,764	3,307
Goodwill and identifiable intangible assets	589
Section 163j Interest Limitation	1,995	1,232
Other deferred tax assets	94	3
Total deferred tax assets	43,727	11,464
Less: valuation allowance	(43,558)	(9,621)
Net deferred tax assets	169	1,843
Deferred tax liabilities:
Other deferred tax liabilities	(150)	(87)
Operating lease, right-of-use assets	(19)
Goodwill and identifiable intangible assets		(1,756)
Total deferred tax liabilities	(169)	(1,843)
Net deferred tax asset	$ 0	$ 0